Related Parties - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total remuneration received as salary and bonus by the key management personnel	$ 323,793	$ 325,577	$ 295,188
Fees received by Directors	$ 1,704,130	$ 2,298,592	$ 1,634,030